Receivable from and Payable to Brokers and Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Receivable from and Payable to Brokers and Dealers and Clearing Organizations

5.           Receivable from and Payable to Brokers and Dealers and Clearing Organizations

Receivable from and payable to brokers and dealers and clearing organizations consists of proceeds from transactions which failed to settle due to the inability of a transaction party to deliver or receive the transacted security. These securities transactions are generally collateralized by those securities.